Cash and Cash Equivalent- Summary of Cash and Cash Equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [abstract]
Cash on hand	S/ 1,323	S/ 1,377
Remittances in-transit	5,664	3,566
Bank accounts	223,378	313,253
Escrow account	552,439	334,579
Time deposits	166,174	148,365
Total	S/ 948,978	S/ 801,140	S/ 626,180